WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Warrants Tables
Common stock purchase warrants issued and outstanding
	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2014	3,146,355	$1.24	$-	-
Issued	3,246,000	$1.50	$-	3.63

Outstanding at November 30, 2014	6,392,355	$1.37	$-	2.93

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2013	2,732,074	$1.13	$-	-
Issued	414,281	$2.28	-	-
Outstanding at February 28, 2014	3,146,355	$1.24	$807,096	2.97

Warrants exercisable
Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.68	220,000	1.96	220,000
$0.91	1,497,124	2.17	1,497,124
$1.40	786,250	1.74	786,250
$1.50	3,371,000	3.52	3,371,000
$2.10	472,001	3.19	472,001
$2.50	25,980	3.12	25,980
$3.00	20,000	2.17	20,000

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.68	220,000	2.71	220,000
$0.91	1,497,124	2.93	1,497,124
$1.40	786,250	2.49	786,250
$1.50	150,000	2.60	150,000
$2.10	447,001	4.13	447,001
$2.50	25,980	3.87	25,980
$3.00	20,000	2.92	20,000